Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Aggregate Amounts to Related Parties

The following table presents the aggregate amounts of total consolidated financial exposure of the Bank to related parties, the number of recipients, the average amounts and the single largest exposures as of December 31, 2018 and 2017 and January 1, 2017:

	As of December 31, 2018	As of December 31, 2017	As of January 1, 2017
Aggregate total financial exposure	783,183	633,042	518,899
Number of recipient related parties	75	76	78
(a) Individuals	68	68	69
(b) Companies	7	8	9
Average total financial exposure	13,897	10,200	9,056
Single largest exposure	735,463	496,252	150,800